Financial Liabilities (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Leasing liabilities amounts	€ 3,715	€ 4,025
Loan Agreement [Member] | European Investment Bank [Member]
Statement Line Items [Line Items]
Carrying amount liability component	16,901	15,684
Discounted interest payment and fair value performance	1,174	1,462
Undiscounted interest payment	€ 1,244	€ 2,023